Brittany Speas
Senior Consultant, Legal
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (336)734-8811
Brittany.speas@LFG.com

VIA EDGAR

November 9, 2023

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account M
      The Lincoln National Life Insurance Company
File No: 333-249922; 811-08557; CIK: 0001048607
      Rule 497(j) Filing
      Lincoln VULONE 2021

Dear Sir or Madam:

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of Prospectus and Statement of Additional Information for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent post-effective amendment filed electronically on November 8, 2023.

Sincerely,

Brittany Speas
Senior Consultant, Legal